Related Party Transactions (Details) - USD ($)		1 Months Ended
	Jun. 12, 2017	Dec. 31, 2017
Related Party Transactions (Textual)
Consulting fee	$ 10,000
Consulting agreement term	1 year
Advisory Firm [Member]
Related Party Transactions (Textual)
Advisory services fee		$ 12,500